Exploration and evaluation expenditure (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exploration And Evaluation Expenditures [Line Items]
Proceeds from disposal of exploration and evaluation assets		$ 0	$ 88	$ 1
Expenditure in the year (inclusive of net cash proceeds of nil (2023: US$88 million; 2022: US$1 million) on disposal of undeveloped projects)		(1,337)	(1,684)	(1,097)
Non-cash movements and non-cash proceeds on disposal of undeveloped projects		(15)	(17)	(6)
Amount capitalised during the year		416	471	207
Exploration and evaluation expenditure (net of profit from disposal of interests in undeveloped projects) per income statement		(936)	(1,230)	(896)
Exploration and evaluation expenditures		(935)	(1,384)	(897)
(Loss)/profit from disposal of interests in undeveloped projects		$ (1)	$ 154	$ 1
La Granja | First Quantum
Exploration And Evaluation Expenditures [Line Items]
Proceeds from disposal of exploration and evaluation assets	$ 88
Proportion of interest sold	55.00%
Pre-tax gain	$ 154